Financial Assets At Fair Value Through Other Comprehensive Income	6 Months Ended
Jun. 30, 2019
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Financial Assets At Fair Value Through Other Comprehensive Income

14. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	30 June 2019 £m	31 December 2018 £m
Debt securities	13,369	13,229
Loans and advances to customers	69	73

	13,438	13,302

A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.